Fair Value Measurements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Fair Value Measurements (Textual)
Fair value of tokens, description			The quoted market price from the Kryptono Exchange is used to determine the fair value of tokens and the quoted market price of $0.01559 was used to determine the initial fair value of tokens of $3,368,127. As of June 30, 2018 at approximately 5:00 PM, Eastern Time, XPX tokens were trading at a price equal to $0.00652 per token, and our 216.0 million XPX tokens had a fair value of 1,408,723.
Change in fair value	$ 1,959,404		$ 1,959,404